Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Central Index Key	0001743340
Amendment Description	Amendment No. 1
Document Type	F-1/A
Entity Registrant Name	TuanChe Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	9F, Ruihai Building,
Entity Address, Address Line Two	No. 21 Yangfangdian Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100038
Entity Address, Country	CN
City Area Code	(86-10)
Local Phone Number	6398-2942
Entity Emerging Growth Company	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East, 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY